Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 5:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019

Cost:
Leasehold improvements	$210	$171
Machinery and equipment	6,157	5,961
Electronics, communication equipment and computers	109	99
Furniture	24	24
Office equipment and vehicles	22	22

	6,522	6,277
Less - Accumulated depreciation	(4,065)	(3,295)

	$2,457	$2,982

Depreciation expenses for the years ended December 31, 2020 and 2019, amounted to $770 and $551, respectively.